Business combinations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended					1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 02, 2008	Dec. 31, 2010 NC2 Joint Venture	Dec. 31, 2009 NC2 Joint Venture	Apr. 30, 2008 Lovat Inc.	Dec. 31, 2008 Lovat Inc.	Dec. 31, 2008 Gremada Industries Inc.	Aug. 31, 2008 Gremada Industries Inc.	Jul. 31, 2008 Gremada Industries Inc.	Aug. 30, 2008 Shin Caterpillar Mitsubishi Ltd. (SCM)	Aug. 02, 2008 Shin Caterpillar Mitsubishi Ltd. (SCM)	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 FCM Rail Ltd.	Oct. 31, 2010 FCM Rail Ltd.	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 JCS Company, Ltd.	Jun. 30, 2010 JCS Company, Ltd.	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 Electro-Motive Diesel In-process research and development	Aug. 31, 2010 Electro-Motive Diesel In-process research and development
Business Acquisition
Contribution to joint venture					$ 80	$ 19
Additional payments for joint venture committed to be paid						40
Required funding period of the joint venture (in years)						3
Percentage of equity acquired (as a percent)							100.00%							100.00%					100.00%			100.00%
Cost of acquired entity, purchase price							49				62			97			46		34			901
Liabilities assumed														82			9		8			518
Net tangible assets acquired and liabilities assumed							10				21
Finite-lived intangible assets acquired	409						17	17					54	10	10		28	28	12	12		329	329
Amortization period of finite-lived intangible assets obtained through acquisition (in years)							6					9		15			13		9			15
Goodwill acquired in business combination							22	22	41				206	17	17		15	15	8	8		286	286
Goodwill acquired in business combination, tax deductible											41						8
Cost of acquisition paid in cash											60			32					32			928
Final net working capital adjustment																							27
Cost of acquisition, post-closing adjustment paid										2						1	1				2
Cat Japan, consolidated subsidiary, Caterpillar majority percentage ownership (as a percent)				67.00%									67.00%
Cat Japan, consolidated subsidiary, MHI minority percentage ownership (as a percent)				33.00%									33.00%
Equity method investee ownership percentage before all transactions (as a percent)													50.00%
Price SCM paid in redemption of half of MHI's shares												464
Redemption, increase in entity's ownership interest (as a percent)												17.00%
Increase in property, plant and equipment following redemption													78
Increase in inventory following redemption													8
Inventory acquired																						549
Weighted Amortizable Life (Years)	14	15	15
Deferred tax liabilities acquired													57									104
Consolidation of Cat Japan, increase in assets													2,396
Consolidation of Cat Japan, increase in property, plant and equipment													1,279
Consolidation of Cat Japan, increase in inventory													640
Consolidation of Cat Japan, increase in receivables													612
Consolidation of Cat Japan, increase in goodwill and intangibles													260
Consolidation of Cat Japan, reduction in investment in affiliates													528
Consolidation of Cat Japan, net increase in liabilities													2,045
Consolidation of Cat Japan, increase in debt													1,388
Redeemable noncontrolling interest (Note 24)	461	477	524										464
Book value of the 33 percent noncontrolling interest													351
Consolidation of Cat Japan, reduction of Profit employed in the business													113
Impairment of goodwill		22
Debt assumed														59
Additional amount to be paid by May 2012.														5
Receivables acquired																						186
Property, plant and equipment acquired																						131
Tangible assets acquired in business combination														93			12		22			890
Accounts payable assumed																						124
Accrued expenses assumed																						161
Indefinite-lived intangible assets acquired in business combinations																								$ 18	$ 18